                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2591
                                   ------------


                      RIVERSOURCE MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:    10/31
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE CASH MANAGEMENT FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (6.2%)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
AmSouth Bank
  11-10-06           5.08%                $24,000,000             $24,000,000
Bank of America
  11-07-06           5.29                  35,000,000              35,000,000
Bank of New York
  02-14-07           4.84                  20,000,000              20,000,000
Canadian Imperial Bank of Commerce NY
  01-29-07           4.65                  20,000,000              20,000,000
Credit Suisse First Boston NY
  03-29-07           5.05                  22,000,000              22,000,000
  06-26-07           5.60                  40,000,000              40,000,000
DEPFA Bank
  01-26-07           5.16                  25,000,000              25,000,000
Deutsche Bank
  01-16-07           4.63                  20,000,000              20,000,000
Natexis Banques Populair NY
  01-23-07           4.65                  20,000,000              20,000,000
  05-03-07           5.18                  20,000,000              20,000,000
Wells Fargo Bank
  05-03-07           5.13                  20,000,000              20,000,000
-----------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $266,000,000)                                             $266,000,000
-----------------------------------------------------------------------------

COMMERCIAL PAPER (90.5%)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
ASSET-BACKED (61.1%)
Amstel Funding
  11-03-06           3.53%                $74,000,000(c)          $73,978,254
  12-22-06           5.18                  22,700,000(c)           22,531,490
Amsterdam Funding
  01-05-07           5.21                  14,100,000(c)           13,966,598
Beta Finance
  02-20-07           5.29                  17,000,000              16,724,813
Bryant Park Funding LLC
  01-08-07           5.22                  13,000,000(c)           12,871,329
  01-11-07           5.24                  65,000,000(c)           64,325,697

COMMERCIAL PAPER (CONTINUED)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
CC USA
  03-08-07           5.29%                $21,000,000             $20,612,544
Chariot Funding LLC
  12-08-06           5.15                  31,000,000(c)           30,832,411
CHARTA LLC
  11-16-06           4.95                  15,000,000(c)           14,967,063
  12-15-06           5.19                  38,750,000(c)           38,500,407
Chesham Finance LLC
  11-01-06           5.27                  15,000,000              15,000,000
  12-06-06           5.16                  30,000,000              29,846,000
  02-09-07           5.27                  23,000,000              22,664,583
  02-23-07           5.34                  32,000,000              31,462,933
  04-12-07           5.31                  14,350,000              14,012,919
Cheyne Finance LLC
  11-06-06           4.50                  10,000,000               9,992,514
  11-13-06           4.93                  40,000,000              39,928,867
  11-16-06           4.97                  15,000,000              14,966,938
  01-11-07           5.25                  33,000,000              32,657,011
  03-08-07           5.30                  19,000,000              18,648,439
  04-13-07           5.33                  29,500,000              28,800,096
  04-20-07           5.29                  23,000,000(b)           22,998,371
Citibank Credit Card Dakota Nts
  11-07-06           4.52                  17,000,000(c)           16,985,083
  12-07-06           5.14                  30,000,000(c)           29,842,500
  01-09-07           5.22                  40,000,000(c)           39,598,267
  01-17-07           5.24                  34,000,000(c)           33,618,208
Cullinan Finance
  01-10-07           5.23                  20,000,000              19,795,833
  01-12-07           5.24                  41,000,000              40,568,680
  02-16-07           5.29                  84,500,000              83,181,075
  03-15-07           5.28                  25,000,000(b)           24,998,113
Deer Valley Funding LLC
  11-09-06           4.72                  18,000,000              17,978,800
  11-17-06           5.00                  30,000,000              29,929,333
  11-28-06           5.10                  68,700,000              68,428,361
  02-07-07           5.30                  48,135,000              47,443,140

COMMERCIAL PAPER (CONTINUED)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
Ebury Finance LLC
  11-01-06           5.34%                 $9,300,000              $9,300,000
  11-02-06           2.66                  41,000,000              40,993,953
  12-05-06           5.22                  38,000,000              37,807,994
  01-16-07           5.42                  28,000,000              27,679,027
  03-20-07           5.33                  36,200,000              35,465,497
  03-21-07           5.33                  20,000,000              19,590,889
Fairway Finance
  02-12-07           5.28                  40,000,000(b)           39,998,283
Five Finance
  01-05-07           5.21                  40,000,000              39,621,194
  01-16-07           5.26                  13,000,000              12,855,368
  01-22-07           5.24                   1,600,000               1,580,903
  01-24-07           5.23                  43,700,000              43,166,714
Galaxy Funding
  11-08-06           4.62                  15,000,000(c)           14,984,600
  11-20-06           5.02                  30,000,000(c)           29,916,638
  11-21-06           5.03                  31,000,000(c)           30,909,239
Gemini Securitization
  11-06-06           4.49                  27,700,000(c)           27,679,302
  12-04-06           5.13                  35,000,000(c)           34,831,242
  01-08-07           5.24                  22,000,000(c)           21,781,418
  01-11-07           5.23                  33,000,000(c)           32,658,313
  01-16-07           5.24                   9,000,000(c)            8,900,250
Grampian Funding LLC
  11-01-06           5.16                  26,000,000(c)           26,000,000
  11-03-06           3.57                  30,000,000(c)           29,991,067
  11-15-06           4.94                  40,000,000(c)           39,917,789
  12-11-06           5.17                  30,000,000(c)           29,824,333
  01-18-07           5.24                  35,000,000(c)           34,601,875
Jupiter Securitization
  11-22-06           5.05                  30,000,000(c)           29,907,775
  12-15-06           5.18                  30,000,000(c)           29,807,133
K2 (USA) LLC
  01-10-07           5.22                  10,000,000               9,898,111
Nieuw Amsterdam
  11-27-06           5.10                   2,000,000(c)            1,992,373
  12-11-06           5.20                  13,000,000(c)           12,923,444
  01-30-07           5.35                  25,000,000(c)           24,666,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMERCIAL PAPER (CONTINUED)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
Park Granada LLC
  11-02-06           2.64%                $55,000,000(c)          $54,991,949
  11-03-06           3.52                  15,000,000(c)           14,995,600
  11-08-06           4.62                  25,000,000(c)           24,974,333
  01-05-07           5.40                  16,000,000(c)           15,843,133
  01-29-07           5.38                  45,000,000(c)           44,402,588
Park Sienna LLC
  11-02-06           2.64                  30,000,000(c)           29,995,600
  11-03-06           3.52                  45,000,000(c)           44,986,800
  11-03-06           3.52                  30,000,000(c)           29,991,200
  11-15-06           4.95                   1,000,000(c)              997,943
  12-27-06           5.24                  50,000,000(c)           49,588,556
Ranger Funding LLC
  12-11-06           5.16                  30,000,000(c)           29,824,667
  12-20-06           5.18                  30,000,000(c)           29,785,625
Scaldis Capital LLC
  01-30-07           5.26                  21,000,000(c)           20,724,375
Sedna Finance
  11-30-06           5.12                   2,000,000               1,991,509
  01-08-07           5.22                  28,000,000              27,722,862
  01-10-07           5.23                  23,000,000              22,765,208
  05-08-07           5.26                  32,000,000              32,000,000
  09-20-07           5.33                  78,000,000(b)           77,996,549
Solitaire Funding LLC
  11-21-06           4.90                   9,000,000(c)            8,974,350
  01-10-07           5.22                  20,000,000(c)           19,796,222
  01-12-07           5.23                  50,000,000(c)           49,475,000
  01-18-07           5.25                   3,000,000(c)            2,965,810
  02-22-07           5.29                  28,000,000(c)           27,538,583
  04-19-07           5.32                  40,000,000(c)           39,019,800
Thames Asset Global Securitization
  12-14-06           5.21                  31,000,000(c)           30,803,753
  01-05-07           5.21                  24,194,000(c)           23,964,879
White Pine Finance LLC
  11-13-06           4.85                   1,000,000                 998,250
  11-30-06           5.12                  32,664,000              32,525,332
                                                                -------------
Total                                                           2,611,548,120
-----------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
BANKING (11.7%)
Bank of America
  11-27-06           5.10%                $29,000,000             $28,889,518
  01-19-07           5.24                  48,000,000              47,447,527
  01-31-07           5.25                  53,000,000              52,297,986
DEPFA Bank
  09-14-07           5.43                  50,000,000(b)           50,000,000
Irish Life & Permanent
  12-01-06           5.12                   3,000,000(c)            2,986,825
  04-04-07           5.53                  25,550,000(c)           24,955,970
  11-21-07           5.36                  35,000,000(b)           34,997,718
Natexis Banques Populair
  11-09-07           5.31                  30,000,000(b)           30,000,000
  11-15-07           5.33                  27,000,000(b)           27,000,000
Northern Rock
  10-09-07           5.46                  59,300,000(b)           59,300,000
  11-02-07           5.36                  15,000,000(b)           15,000,000
Skandinaviska Enskilda Banken
  11-09-07           5.31                  20,000,000(b)           20,000,000
  11-16-07           5.32                  30,000,000(b)           30,000,000
Wells Fargo Bank
  11-02-07           5.31                  20,000,000(b)           20,000,000
Westpac Banking
  10-11-07           5.43                  59,300,000(b)           59,299,999
                                                                  -----------
Total                                                             502,175,543
-----------------------------------------------------------------------------

BROKERAGE (5.5%)
Bear Stearns Companies
  01-12-07           5.30                  34,000,000(b)           34,000,000
  11-15-07           5.36                  25,000,000(b)           25,000,000
  11-28-07           5.36                  30,000,000(b)           30,000,000
Goldman Sachs Group
  11-15-07           5.37                  25,000,000(b)           25,000,000
Lehman Brothers Holdings
  06-26-07           5.37                  25,000,000(b,c)         25,000,000
  11-21-07           5.47                  42,000,000(b)           42,000,000
Merrill Lynch & Co
  07-27-07           5.29                  25,000,000(b)           25,000,000
  11-15-07           5.33                  30,000,000(b)           30,000,000
                                                                  -----------
Total                                                             236,000,000
-----------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER             EFFECTIVE                AMOUNT                  VALUE(a)
                     YIELD                PAYABLE AT
                                           MATURITY
NON CAPTIVE CONSUMER (1.9%)
SLM
  11-15-07           5.49%                $42,500,000(b)          $42,500,000
  11-19-07           5.32                  40,000,000(b)           40,000,000
                                                                  -----------
Total                                                              82,500,000
-----------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.2%)
General Electric Capital
  11-23-07           5.28                  10,000,000(b)           10,000,000
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (9.3%)
Emerald Nts (BA Credit Card Trust)
  11-14-06           4.93                  40,000,000(c)           39,923,444
  11-29-06           5.13                  27,000,000(c)           26,888,910
  01-03-07           5.24                  29,900,000(c)           29,624,247
  01-04-07           5.23                  46,000,000(c)           45,569,849
HSBC Finance
  11-06-06           4.44                  40,000,000              39,970,389
  11-23-07           5.35                  25,000,000(b)           25,000,000
Nelnet Student Asset Funding LLC
  11-16-06           4.95                  31,000,000              30,931,929
  12-04-06           5.15                  39,000,000              38,811,240
  12-06-06           5.16                  23,000,000              22,881,933
  01-05-07           5.22                  27,755,000              27,491,906
  01-09-07           5.26                  50,000,000              49,494,001
Park Avenue Receivables
  12-19-06           5.18                  22,000,000              21,846,000
                                                                  -----------
Total                                                             398,433,848
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Eli Lilly
  11-30-07           5.31                  30,000,000(b)           30,000,000
-----------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,870,657,511)                                         $3,870,657,511
-----------------------------------------------------------------------------

BONDS (2.6%)

ISSUER              COUPON                PRINCIPAL                 VALUE(a)
                     RATE                  AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
U.S. Treasury Inflation-Indexed Bond
  01-15-07           4.82%               $111,701,184(d)         $111,791,706
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $111,791,706)                                             $111,791,706
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,248,449,217)(e)                                      $4,248,449,217
=============================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2006, the value of these securities amounted to $1,641,900,359 or 38.4% of net assets.
(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(e) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2006.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                           S-6320-80 F (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   RiverSource Money Market Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 28, 2006